Financial Assets at FVTPL	6 Months Ended
Jun. 30, 2024
Financial assets at fair value through profit or loss [abstract]
Financial Assets at FVTPL
16.
FINANCIAL ASSETS AT FVTPL

The financial assets at FVTPL represents investment in a market fund in the United States, which solely holds investments in U.S. treasury bonds. Details of fair value measurement are set out in Note 22. As of June 30, 2024, the Company did not have any financial assets at FVTPL.